Financial Assets And Financial Liabilities - Summary Of Details Of The Maturities, By Year, Of The Principals And Interest (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Assets And Liabilities [Abstract]
2024		€ 136,179
2025	€ 139,103	31,317
2026	33,962	26,379
2027	21,545	17,699
2028	13,814	12,831
2029	3,356
More than five years	2,554	4,784
Total	€ 214,334	€ 229,189